Other Non-Current Assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2024
Other Non-Current Assets [Line Items]
Deposit	$ 130,238
Deposit under protest	$ 25,804
West Bengal [Member]
Other Non-Current Assets [Line Items]
Deposit		$ 129,590